Other Assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Assets [Abstract]
Restricted cash	$ 400	$ 366
Long term deposit	7	8
Long-term prepaid expenses	910
Right-of-Use assets, net	589	577
Total	$ 1,906	$ 951